Shareholders’ equity - Classes of Share Capital (Details)		1 Months Ended	12 Months Ended
	Apr. 13, 2022 CHF (SFr)	Aug. 31, 2022 CHF (SFr) SFr / shares	Dec. 31, 2023 CHF (SFr) vote SFr / shares shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 CHF (SFr) shares	Apr. 12, 2022 CHF (SFr)	Dec. 31, 2020 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Equity			SFr 176,429,000	SFr 235,166,000	SFr 107,289,000		SFr 107,220,000
Number of shares outstanding (in shares) | shares			36,354,297	36,044,706	32,292,648		29,146,992
Par value per share (in CHF per share) | SFr / shares		SFr 0.10	SFr 0.10
Maximum amount of share capital increase authorized	SFr 807,316		SFr 457,316			SFr 457,316
Maximum amount of share capital increase authorized, number of shares (in shares) | shares			4,573,162
Maximum amount of share capital increase authorized, percent			13.00%
Increase (decrease) in authorized share capital	SFr 350,000	SFr (350,000)
Maximum percentage of total number of shares in a placement			20.00%
Percentage of share capital registered accumulated			15.00%
Proceeds from exercise of options			SFr 31,000	SFr 250,000	SFr 267,000
PSU, RSU and options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options			30,959	251,957	269,552
Common shares
Disclosure of classes of share capital [line items]
Equity			SFr 3,604,471
Number of shares outstanding (in shares) | shares			36,044,706
Number of votes per share | vote			1
Conditional share capital
Disclosure of classes of share capital [line items]
Authorized share capital, employee participation			SFr 105,337	136,296
Number of shares authorized, employee participation (in shares) | shares			1,053,372
Increase (decrease) in authorized share capital, employee participation			SFr (30,959)
Authorized share capital, financing transactions			SFr 226,087
Number of shares authorized, financing transactions (in shares) | shares			2,260,870
Share capital
Disclosure of classes of share capital [line items]
Equity			SFr 3,635,430	SFr 3,604,000	SFr 3,229,000		SFr 2,915,000
Number of shares outstanding (in shares) | shares			36,354,297